Information on Business Segments (Net Sales by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended			15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5	$ 1,318.4	$ 1,284.6	$ 350.7
ACCO Brands North America
Segment Reporting Information [Line Items]
Net sales								1,028.2	623.1	631.6
ACCO Brands International
Segment Reporting Information [Line Items]
Net sales								551.2	505.0	476.0
Computer Products Group
Segment Reporting Information [Line Items]
Net sales								$ 179.1	$ 190.3	$ 177.0